UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [       ]; Amendment Number:
                                                    ---------
This Amendment (Check only one.):   [       ] is a restatement.
                                    [       ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Promistar Trust Company
Address:          551 Main Street
                  Johnstown, PA 15901

Form 13F File Number:      28-07668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Kim Craig
Title:            Chairman, President and Chief Operating Officer
Phone:            814 536 2110

Signature, Place, and Date of Signing:

/s/ Kim Craig              Johnstown, Pennsylvania              August 10, 2001
-----------------          -----------------------              ---------------

Report Type:

[  X  ]    13F HOLDINGS REPORT.

[     ]    13F NOTICE.

[     ]    13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                   2

Form 13F Information Table Entry Total:                              82

Form 13F Information Table Value Total:                              $144,821
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number               Name

1         28-07666                           Promistar Financial Corporation
2         28-5411                            Promistar Investment Advisors, Inc.




                                                      FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE  SHARED   NONE
--------------               --------------     -----     --------  -------  ---  ----  -------  --------    ----  ------   ----

AOL TIME WARNER INC             COM            00184A105   1072      20235   SH           OTHER               20235    0       0
ABBOTT LABS                     COM            002824100   4459      92906   SH           OTHER               92307   81     518
AGILENT TECHNOLOGIES INC        COM            00846U101    229       7072   SH           OTHER                7072    0       0
AMERICAN EXPRESS CO             COM            025816109    347       8958   SH           OTHER                8958    0       0
AMERICAN GENERAL CORP           COM            026351106    338       7296   SH           OTHER                7296    0       0
AMERICAN HOME PRODS CORP        COM            026609107    370       6314   SH           OTHER                6314    0       0
AMERICAN INTL GROUP INC         COM            026874107   5982      70376   SH           OTHER               69897   43     436
AMERISERV FINL INC              COM            03074A102    470      91335   SH           OTHER               91335    0       0
AMGEN INC                       COM            031162100   4391      72377   SH           OTHER               72377    0       0
AUTOMATIC DATA PROCESSING INC   COM            053015103   5249     105617   SH           OTHER              104933   66     618
BP PLC                          SPONSORED ADR  055622104    368       7396   SH           OTHER                7396    0       0
BANK OF AMERICA CORPORATION     COM            060505104    249       4165   SH           OTHER                4165    0       0
BANKNORTH GROUP INC NEW         COM            06646R107    291      12892   SH           OTHER               12892    0       0
BEA SYS INC                     COM            073325102    378      12333   SH           OTHER               12333    0       0
BELLSOUTH CORP                  COM            079860102    237       5910   SH           OTHER                5910    0       0
CARDINAL HEALTH INC             COM            14149Y108    389       5647   SH           OTHER                5647    0       0
CENDANT CORP                    COM            151313103    707      36294   SH           OTHER               36294    0       0
CISCO SYS INC                   COM            17275R102   3651     200736   SH           OTHER              199272  224    1240
CITIGROUP INC                   COM            172967101   7493     141815   SH           OTHER              138402   70    3343
CITIGROUP INC                   COM            172967101    219       4159   SH          DEFINED               4159    0       0
COCA COLA CO                    COM            191216100    225       5000   SH           OTHER                5000    0       0
COMPUTER ASSOC INTL INC         COM            204912109    422      11740   SH           OTHER               11740    0       0
DELL COMPUTER CORP              COM            247025109   1734      66369   SH           OTHER               66184   68     117
DU PONT E I DE NEMOURS & CO     COM            263534109    215       4465   SH           OTHER                4465    0       0
E M C CORP MASS                 COM            268648102   2836      96975   SH           OTHER               96685  290       0
EASTMAN KODAK CO                COM            277461109    270       5797   SH           OTHER                  35    0    5762
EMERSON ELEC CO                 COM            291011104    926      15322   SH           OTHER               15226   57      39
EXXON MOBIL CORP                COM            30231G102   1672      19157   SH           OTHER               19157    0       0




                                                      FORM 13F INFORMATION TABLE


NAME OF ISSUER               TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE  SHARED   NONE
--------------               --------------     -----     --------  -------  ---  ----  -------  --------    ----  ------   ----

FEDERAL HOME LN MTG CORP        COM            313400301   5019      73780   SH           OTHER               73323   54     403
FEDERAL NATL MTG ASSN           COM            313586109    489       5760   SH           OTHER                5760    0       0
FIRST COMWLTH FINL CORP PA      COM            319829107    757      50479   SH           OTHER               49479    0    1000
GEMSTAR-TV GUIDE INTL INC       COM            36866W106    384       9032   SH           OTHER                9032    0       0
GENERAL ELEC CO                 COM            369604103   6782     139138   SH           OTHER              138338   77     723
GENERAL ELEC CO                 COM            369604103    465       9542   SH          DEFINED               6542    0    3000
HEWLETT PACKARD CO              COM            428236103    408      14275   SH           OTHER               14275    0       0
HOME DEPOT INC                  COM            437076102   2642      56774   SH           OTHER               56550   75     149
HUNTINGTON BANCSHARES INC       COM            446150104   5479     335326   SH           OTHER              335326    0       0
INTEL CORP                      COM            458140100   2554      87349   SH           OTHER               87349    0       0
INTERNATIONAL BUSINESS MACHS    COM            459200101   6773      59940   SH           OTHER               59588   31     321
INTERNATIONAL BUSINESS MACHS    COM            459200101    294       2606   SH          DEFINED               1606    0    1000
ISHARES TR                      S&P 500 INDEX  464287200    429       3500   SH           OTHER                3500    0       0
J P MORGAN CHASE & CO           COM            46625H100    394       8841   SH           OTHER                8841    0       0
JOHNSON & JOHNSON               COM            478160104    629      12590   SH           OTHER               12590    0       0
LILLY ELI & CO                  COM            532457108    508       6869   SH           OTHER                6869    0       0
LINEAR TECHNOLOGY CORP          COM            535678106   1353      30622   SH           OTHER               30557   40      25
MBNA CORP                       COM            55262L100   5672     171895   SH           OTHER              170736  154    1005
MATTHEWS INTL CORP              CL A           577128101   1780      40500   SH           OTHER               40500    0       0
MAXIM INTEGRATED PRODS INC      COM            57772K101   1228      27803   SH           OTHER               27741   39      23
MCDONALDS CORP                  COM            580135101    234       8680   SH           OTHER                8680    0       0
MEDTRONIC INC                   COM            585055106   5252     114185   SH           OTHER              111841   84    2260
MELLON FINL CORP                COM            58551A108    210       4688   SH           OTHER                4688    0       0
MERCK & CO INC                  COM            589331107   4859      76058   SH           OTHER               75661   49     348
MERCK & CO INC                  COM            589331107    287       4506   SH          DEFINED               4506    0       0
MERRILL LYNCH & CO INC          COM            590188108    206       3482   SH           OTHER                3482    0       0
MICROSOFT CORP                  COM            594918104   3084      42247   SH           OTHER               41895   30     322
MYLAN LABS INC                  COM            628530107    203       7225   SH           OTHER                7225    0       0
NATIONAL CITY CORP              COM            635405103    233       7600   SH           OTHER                7600    0       0


                                                      FORM 13F INFORMATION TABLE


NAME OF ISSUER               TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE  SHARED   NONE
--------------               --------------     -----     --------  -------  ---  ----  -------  --------    ----  ------   ----

NORTHERN TR CORP                COM            665859104   5111      81784   SH           OTHER               81174   54     556
ORACLE CORP                     COM            68389X105   2365     124506   SH           OTHER              124232  101     173
PNC FINL SVCS GROUP INC         COM            693475105    221       3365   SH           OTHER                3365    0       0
PEPSICO INC                     COM            713448108    733      16600   SH           OTHER               16600    0       0
PFIZER INC                      COM            717081103   2935      73308   SH           OTHER               73002   45     261
PROCTER & GAMBLE CO             COM            742718109    398       6249   SH           OTHER                6249    0       0
PROMISTAR FINL CORP             COM            74342Y107   3555     148150   SH           OTHER              148150    0       0
PROMISTAR FINL CORP             COM            74342Y107    735      30647   SH          DEFINED              30547    0     100
RAMBUS INC DEL                  COM            750917106    615      50000   SH           OTHER               50000    0       0
S & T BANCORP INC               COM            783859101    318      11800   SH           OTHER               11800    0       0
SBC COMMUNICATIONS INC          COM            78387G103    383       9566   SH           OTHER                9566    0       0
SAFEWAY INC                     NEW            786514208   4157      86613   SH           OTHER               86065   73     475
SCHERING PLOUGH CORP            COM            806605101    260       7200   SH           OTHER                7200    0       0
SCHWAB CHARLES CORP             COM            808513105    571      36263   SH           OTHER               36263    0       0
SUN MICROSYSTEMS INC            COM            866810104    232      14800   SH           OTHER               14800    0       0
SUSQUEHANNA BANCSHARES INC PA   COM            869099101   1019      50100   SH           OTHER               50100    0       0
TARGET CORP                     COM            87612E106    241       6992   SH           OTHER                6992    0       0
TEXTRON INC                     COM            883203101    879      15979   SH           OTHER               15979    0       0
THREE RIVS BANCORP INC          COM            88562Q107    535      47620   SH           OTHER               47620    0       0
TYCO INTL LTD NEW               COM            902124106   4023      73830   SH           OTHER               73830    0       0
US BANCORP DEL                  COM NEW        902973304    544      23901   SH           OTHER               23901    0       0
VERIZON COMMUNICATIONS          COM            92343V104   1613      30167   SH           OTHER               30167    0       0
VIACOM INC                      CL B           925524308   5989     115733   SH           OTHER              114892   66     775
VIACOM INC                      CL B           925524308    200       3878   SH          DEFINED               3878    0       0
WAL MART STORES INC             COM            931142103   3393      69560   SH           OTHER               68893   69     598

GRAND TOTALS                                             144821    3692561                                  3665031 1940   25590
